Equity (Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of exercise price in Israeli Shekel	13.55-24.71	14.26-25.93	15.01-26.3
Range of exercise price in US Dollar	3.92-7.15	3.81-6.92	4.33-7.59